Exploration and evaluation	12 Months Ended
Dec. 31, 2024
Exploration and evaluation
Exploration and evaluation
12.	Exploration and evaluation

	2024	2023
	($)	($)

Net book value - Beginning of year	70,135	55,126
Additions	9,141	16,128
Depreciation capitalized	640	421
Currency translation adjustments	6,342	(1,540)
Net book value – End of year	86,258	70,135

Cost	186,465	170,342
Accumulated impairment	(100,207)	(100,207)
Net book value – End of year	86,258	70,135